Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges			$ 48	$ 101
Asset Impairment Charges			373
Merger agreement termination fee				100
Merger agreement termination fee after tax				75
Gain (Loss) on Disposition of Business			(58)	(75)
Reserve against the related foreign currency translation			203	0
Net asset impairment charges			173
Getrag Ford Transmission GmbH [Member] | Distribution of Nonmonetary Assets to Groups of Stockholders' Pursuant to Settlement Plans [Member]
Components of Other Expense (Income), Net [Line Items]
Nonmonetary transaction, gain loss recognized on transfer				18
Nonmonetary transaction gain loss recognized on transfer after tax				18
Body Exteriors and Structures Operations [Member] | Discontinued Operations, Disposed of by Sale [Member]
Components of Other Expense (Income), Net [Line Items]
Payment to fund acquirer on sale of business operations				41
Gain (Loss) on Disposition of Business				(75)
Loss on sale of business after tax				75
European Power and Vision Operation [Member] | Discontinued Operations, Disposed of by Sale [Member]
Components of Other Expense (Income), Net [Line Items]
Payment to fund acquirer on sale of business operations		$ 42
Gain (Loss) on Disposition of Business		(58)
Loss on sale of business after tax		$ 57
Chongqing Hongli Zhixin Scientific Technology Development Group LLC [Member]
Components of Other Expense (Income), Net [Line Items]
Business acquisition percentage of voting interests acquired	65.00%
Business combination step acquisition equity interest in acquiree percentage	15.00%
Business combination step acquisition equity interest in acquiree remeasurement gain	$ 22
Business combination step acquisition equity interest In acquiree remeasurement gain after tax	$ 22
Russia
Components of Other Expense (Income), Net [Line Items]
Asset Impairment Charges			376
Asset impairment charges net of tax			361
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges			26	67
Restructuring and impairement charges net of tax			25	52
Seating Systems [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges				18
Restructuring and impairement charges net of tax				17
Asset impairment charges net of tax			10
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges			22	16
Restructuring and impairement charges net of tax			21	$ 14
Asset impairment charges net of tax			$ 163